Equity Investments - Investments in Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Investments
Carrying amount of interest in associates	€ 151	€ 155
Share of profit and losses from continuing operations	€ (4)	€ (9)